Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Related Party Balances and Transactions (Details) [Line Items]
Balance due from related party		$ 622,222
Hengqin Baisheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Consulting fee prepayment	$ 685,167
Guangzhou Powerbridge Blockchain Co., Ltd. [Member]
Related Party Balances and Transactions (Details) [Line Items]
Consulting fee prepayment	$ 121,144
Balance due from related party		$ 129,254